INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14: INCOME TAXES

A.	Income before income taxes:

The following are the domestic and foreign components of the Company’s income before income taxes:

	Year ended December 31,
	2025	2024	2023
Domestic (Israel)	$26,476	$15,004	$(10,368)
Foreign	32,841	19,462	13,694
Total	$59,317	$34,466	$3,326

B.	Income tax expense (benefit) are comprised as follows:

	Year ended December 31,
	2025	2024	2023
Current:
Domestic (Israel)	$456	$603	$557
Foreign	1,269	1,491	4,646
Total current	1,725	2,094	5,203
Deferred:
Domestic (Israel)	(49,042)	—	—
Foreign	(12,108)	—	—
Total deferred	(61,150)	—	—
Total tax expense (benefit)	$(59,425)	$2,094	$5,203

C.	Deferred taxes:

The principal components of the Company’s deferred tax assets and liabilities as of December 31, 2025 and 2024 are as follows:

	As of December 31,
Deferred tax assets:	2025	2024
Share-based compensation	$41,725	$28,872
Net operating loss carry forwards	13,892	25,779
Research and development	3,565	2,457
Reserves and allowances	8,804	6,820
Deferred commission liability	4,506	—
Property and equipment	411	—
Carryforward tax credits	1,401	459
Operating lease liabilities	18,434	18,319
Gross deferred tax assets	92,738	82,706
Valuation allowance	—	(62,227)
Total deferred tax assets	$92,738	$20,479

	As of December 31,
	2025	2024
Deferred tax liabilities:
Property and equipment	$(1,214)	$(1,946)
Operating lease right-of-use assets	(18,183)	(15,383)
Deferred contract costs asset	(12,035)	(2,767)
Derivative instruments (*)	(2,421)	(358)
Marketable securities (*)	(48)	(25)
Other	(155)	—
Deferred tax liabilities	$(34,056)	$(20,479)
Net deferred tax assets	$58,682	$—

(*) Deferred taxes on derivatives and marketable securities are recorded in other comprehensive income.

In assessing the ability to realize deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. Based on the available evidence, management believes that it is more likely than not that its deferred tax assets will be realized and accordingly, the valuation allowance was reversed in 2025.

D.	Tax rate reconciliation:

A reconciliation of the theoretical tax rate at the Israeli statutory tax rate to the Company's effective tax rate for the years 2024 and 2023 is as follows:

	Year ended December 31,
	2024		2023
	Tax	Rate	Tax	Rate
Theoretical tax benefit	$7,927	23%	$765	23%
Increase (decrease) in tax rate due to:
Taxes resulting from non-deductible expenses	2,023	6%	1,376	41%
Temporary differences for which no deferred taxes were created	7,893	23%	3,365	101%
Tax credits	(1,629)	(5%)	(334)	(10%)
Utilization of losses	(12,340)	(36%)	(1,117)	(33%)
Adjustment for previous years taxes	(838)	(2%)	(523)	(16%)
Preferred technological enterprise and the effect of different tax rates in other jurisdictions	(1,651)	(5%)	1,158	35%
Currency differences	84	0%	(58)	(2%)
Other	625	2%	571	17%
Effective tax	$2,094	6%	$5,203	156%

A reconciliation of the theoretical tax rate at the Israeli statutory tax rate to the Company's effective tax rate for the year 2025 in accordance with ASU 2023-09 is as follows:

	Year ended December 31, 2025
	Tax	Rate
Israel statutory tax rate	$13,643	23.0%
Foreign tax effects
United States
Statutory tax rate difference between
U.S. and Israel	(327)	(0.6%)
Share-based compensation	(3,979)	(6.7%)
Changes in valuation allowances	(7,255)	(12.2%)
Others	768	1.3%
United Kingdom
Statutory tax rate difference between
UK and Israel	152	0.3%
Changes in valuation allowances	(2,204)	(3.7%)
Tax credits	(2,046)	(3.4%)
Others	247	0.4%
Australia
Statutory tax rate difference between
Australia and Israel	239	0.4%
Changes in valuation allowances	(2,215)	(3.7%)
Others	526	0.9%
Poland
Statutory tax rate difference between
Poland and Israel	(90)	(0.2%)
Changes in valuation allowances	(989)	(1.7%)
Tax credits	(1,040)	(1.8%)
Others	137	0.2%
Other foreign jurisdictions	(318)	(0.5%)
Changes in valuation allowances	(53,919)	(90.9%)
Non-taxable or non-deductible items
Share-based compensation	2,857	4.8%
Preferred technological enterprise	(4,471)	(7.5%)
Other adjustments	859	1.4%
Effective tax rate	$(59,425)	(100.2%)

As of December 31, 2025, the Company has gross operating loss carryforwards in Israel of $97,411, which may be carried forward indefinitely, and gross federal operating loss carryforwards of $10,487 in the USA, which may be carried forward indefinitely, but can only be used to offset 80% of the taxable income each year.

As of December 31, 2025 and 2024, the Company has not provided a deferred tax liability in respect of cumulative undistributed earnings relating to the Company’s foreign subsidiaries, as the Company intends to keep these earnings permanently invested.

Cash paid for income tax, net of refunds received:

E.    The following is a breakdown of cash paid for income tax, net of refunds received per location during 2025:

Year ended December 31, 2025
Israel	$508
Foreign
Australia	2,255
UK	1,374
Poland	449
Others	272
Income taxes paid, net of amounts refunded	$4,858

F.    Tax assessments:

As of December 31, 2025, the Company had open tax years for the periods beginning in 2021 in Israel and 2022 for the U.S. subsidiary.

G.    Basis of taxation:

Ordinary taxable income in Israel is subject to a corporate tax rate of 23% in 2025 and 2024. However, the effective tax rate payable by a company may be considerably lower (as discussed below). Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. Primarily, in 2025 and 2024, the Company’s U.S. subsidiary was subject to a tax rate of approximately 21%.

H.    The New Technological Enterprise Incentives Regime (Amendment 73 to the Investment Law)

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016, which includes Amendment 73 to the Law for the Encouragement of Capital Investments (“the 2017 Amendment”) was published and was pending the publication of regulations, in May 2017 regulations were promulgated by the Finance Ministry to implement the “Nexus Principles” based on OECD guidelines published as part of the Base Erosion and Profit Shifting (BEPS) project. Following the publication of the regulations, the 2017 Amendment became fully effective.

According to the 2017 Amendment, a Preferred Technological Enterprise, as defined in the 2017 Amendment, with total consolidated revenues of less than NIS 10 billion, will be subject to a 12% tax rate on income derived from intellectual property (in development area A—a tax rate of 7.5%).

In order to qualify as a Preferred technological enterprise, certain criterion must be met, such as a minimum ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual revenues derived from exports. Any dividends distributed from income from the preferred technological enterprises will be subject to tax at a rate of 20%. The 2017 Amendment further provides that, in certain circumstances, a dividend distributed to a foreign corporate shareholder, would be subject to a 4% tax rate (if the percentage of foreign investors exceeds 90%).

The Company assessed the criteria for qualifying as a “Preferred Technological Enterprise” status and concluded that the Company is eligible for the above-mentioned benefits. The Company is entitled to Preferred Technological Enterprise benefits starting in 2019. The Company did not utilize any benefits associated with the Preferred Technological Enterprise in 2025 and 2024.